Intangible Assets (Tables)	12 Months Ended
Feb. 01, 2014
Intangible Assets

Intangible assets at February 1, 2014 and February 2, 2013 consist primarily of tradenames and favorable lease positions as follows:

	(in thousands)
	February 1, 2014			February 2, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Tradenames	$238,000	$—	$238,000	$238,000	$—	$238,000

Favorable Leases	$487,350	$(194,797)	$292,553	$502,155	$(180,074)	$322,081

Amortization Expense of Favorable Leases

Amortization expense of favorable leases for each of the next five fiscal years is estimated to be as follows:

Fiscal years:	(in thousands)
2014	$26,156
2015	24,228
2016	23,148
2017	23,317
2018	21,059

Total	$117,908